UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22720)

KKR Series Trust
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Alternative High Yield Fund	January 31, 2014
(Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 79.0%
Automobiles & Components - 0.4%
Delphi Corp.
5.000%, 02/15/2023	263,000		$266,945
INA-Holding Schaeffler GmbH & Co. KG
8.500%, 02/15/2019 (a) (j)	187,000		208,973
			475,918
Banks - 1.0%
SquareTwo Financial Corp.
11.625%, 04/01/2017	1,160,000		1,171,600

Capital Goods - 11.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 04/15/2021 (a)	501,000		506,010
B/E Aerospace, Inc.
5.250%, 04/01/2022	49,000		49,367
Belden, Inc.
5.500%, 09/01/2022 (a)	1,096,000		1,068,600
Bombardier, Inc.
6.125%, 01/15/2023 (a) (j)	820,000		807,700
Builders FirstSource, Inc.
7.625%, 06/01/2021 (a)	739,000		779,645
Calcipar SA
6.875%, 05/01/2018 (a) (j)	1,124,000		1,191,440
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	1,842,000		1,927,193
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	1,346,000		1,510,885
Maxim Crane Works LP (Maxim Finance Corp.)
12.250%, 04/15/2015 (a)	497,000		506,493
Mueller Water Products, Inc.
8.750%, 09/01/2020	194,275		217,588
7.375%, 06/01/2017	1,235,000		1,268,962
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (f) (g)	1,714,915		1,963,578
The Manitowoc Co., Inc.
5.875%, 10/15/2022	484,000		498,520
United Rentals North America, Inc.
9.250%, 12/15/2019	587,000		645,700
			12,941,681
Commercial & Professional Services - 1.8%
Ceridian Corp.
11.000%, 03/15/2021	940,000		1,068,075
8.875%, 07/15/2019 (a)	777,000		882,866
Verisure Holding AB
8.750%, 09/01/2018 (a) (j)	EUR	126,000	185,232
			2,136,173
Consumer Durables & Apparel - 2.0%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	240,000		249,900
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (d)	344,000		347,440
9.250%, 06/15/2021 (a)	1,126,000		1,193,560

	Par†		Value
HIGH YIELD SECURITIES - 79.0% (continued)
Consumer Durables & Apparel - 2.0% (continued)
Masonite International Corporation
8.250%, 04/15/2021 (a) (j)	487,000		$533,265
PVH Corp.
4.500%, 12/15/2022	8,000		7,540
			2,331,705
Consumer Services - 1.3%
Ameristar Casinos, Inc.
7.500%, 04/15/2021	484,000		524,535
Boyd Gaming Corp.
9.000%, 07/01/2020	694,000		751,255
Education Management Corp.
15.000%, 07/01/2018	240,528		259,770
			1,535,560
Diversified Financials - 2.3%
FTI Consulting, Inc.
6.750%, 10/01/2020	1,015,000		1,098,737
6.000%, 11/15/2022	152,000		154,280
Nuveen Investments, Inc.
5.500%, 09/15/2015	632,000		641,480
TransUnion Holding Co., Inc.
11.375%, 06/15/2018	788,000		853,995
			2,748,492
Energy - 2.6%
Antero Resources Corp.
5.375%, 11/01/2021 (a)	252,000		253,890
Bill Barrett Corp.
7.625%, 10/01/2019	774,000		835,920
Hilcorp Energy I LP (Hilcorp Finance Co.)
7.625%, 04/15/2021 (a)	603,000		652,747
SandRidge Energy, Inc.
7.500%, 03/15/2021	1,261,000		1,308,288
			3,050,845
Food & Staples Retailing - 0.4%
Brake Bros Ltd.
7.125%, 12/15/2018 (a) (f) (g) (j)	GBP	254,000	417,550

Food, Beverage & Tobacco - 1.0%
B&G Foods, Inc.
4.625%, 06/01/2021	1,175,000		1,138,281

Health Care Equipment & Services - 5.2%
Community Health Systems, Inc.
6.875%, 02/01/2022	209,000		214,225
CRC Health Group, Inc.
10.750%, 02/01/2016	1,078,000		1,075,305
DJO Finance LLC
8.750%, 03/15/2018	505,000		556,762
Gentiva Health Services, Inc.
11.500%, 09/01/2018	9,000		9,473
HealthSouth Corp.
5.750%, 11/01/2024	311,000		307,890

	Par†		Value
HIGH YIELD SECURITIES - 79.0% (continued)
Health Care Equipment & Services - 5.2% (continued)
IMS Health, Inc.
7.375%, 09/01/2018 (a)	88,000		$90,970
MedAssets, Inc.
8.000%, 11/15/2018	1,876,000		2,021,390
Select Medical Corp.
6.375%, 06/01/2021	1,817,000		1,823,814
			6,099,829
Household & Personal Products - 0.6%
Harbinger Group, Inc.
7.785%, 07/15/2019	606,000		648,420
7.750%, 01/15/2022 (a)	56,000		55,860
			704,280
Insurance - 3.4%
CNO Financial Group, Inc.
6.375%, 10/01/2020 (a)	1,131,000		1,204,515
Towergate Finance PLC
10.500%, 02/15/2019 (a) (j)	GBP	1,668,000	2,835,581
			4,040,096
Materials - 8.5%
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)	712,000		735,140
Ball Corp.
4.000%, 11/15/2023	209,000		190,712
Celanese Corp.
4.625%, 11/15/2022	259,000		250,583
Cemex Materials LLC
7.700%, 07/21/2025 (a)	716,000		744,640
Cemex SAB de CV
9.500%, 06/15/2018 (a) (j)	550,000		617,375
9.375%, 10/12/2022 (a) (j)	54,000		60,210
5.875%, 03/25/2019 (a) (j)	48,000		48,000
Clearwater Paper Corp.
4.500%, 02/01/2023	1,134,000		1,031,940
Essar Steel Algoma, Inc.
9.875%, 06/15/2015 (a) (j)	301,000		210,700
Kleopatra Acquisition Corp.
11.625%, 07/15/2017 (a) (g)	EUR	304,000	467,425
11.000%, 08/15/2017 (a) (d) (g)	EUR	105,714	147,582
Neenah Paper, Inc.
5.250%, 05/15/2021 (a)	771,000		763,290
Novelis, Inc.
8.750%, 12/15/2020	359,000		398,490
Pinnacle Agriculture Holdings LLC
9.000%, 11/15/2020 (a)	260,000		280,150
Reynolds Group Holdings, Inc.
6.875%, 02/15/2021	475,000		510,031
5.750%, 10/15/2020	850,000		869,125
Ryerson, Inc.
9.000%, 10/15/2017	834,000		902,805

	Par†		Value
HIGH YIELD SECURITIES - 79.0% (continued)
Materials - 8.5% (continued)
Steel Dynamics, Inc.
5.250%, 04/15/2023	879,000		$887,790
Summit Materials Holdings LP
10.500%, 01/31/2020	378,000		420,053
Wise Metals Group LLC
8.750%, 12/15/2018 (a) (f) (g)	91,000		96,460
Xella Holdco Finance SA
9.125%, 09/15/2018 (a) (d) (j)	EUR	224,000	320,237
			9,952,738
Media - 8.6%
Block Communications, Inc.
7.250%, 02/01/2020 (a)	463,000		491,938
Catalina Marketing Corp.
N/A, 11/15/2015 (a) (e)	12,000		10,080
CC Media Holdings, Inc., Series A
6.500%, 11/15/2022	122,000		124,745
CC Media Holdings, Inc., Series B
7.625%, 03/15/2020	404,000		426,220
6.500%, 11/15/2022	331,000		340,102
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	684,000		642,960
Charter Communications LLC
6.500%, 04/30/2021	1,047,000		1,094,115
5.250%, 09/30/2022	470,000		451,788
5.125%, 02/15/2023	474,000		450,300
DISH DBS Corp.
5.000%, 03/15/2023	240,000		225,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (a) (j)	1,818,000		1,736,190
Lamar Media Corp.
5.375%, 01/15/2024	405,000		410,062
5.000%, 05/01/2023	1,257,000		1,219,290
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (a) (j)	EUR	731,000	1,104,215
Sinclair Television Group, Inc.
5.375%, 04/01/2021	483,000		478,170
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	426,000		510,122
Virgin Media, Inc.
6.375%, 04/15/2023 (a) (j)	122,000		124,440
5.375%, 04/15/2021 (a) (j)	274,000		274,685
			10,114,422
Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
Prestige Brands, Inc.
8.125%, 02/01/2020	607,000		678,323
VWR Funding, Inc.
7.250%, 09/15/2017	417,000		444,105
			1,122,428
Real Estate - 0.5%
Realogy Group LLC
9.000%, 01/15/2020 (a)	458,000		528,990

	Par†	Value
HIGH YIELD SECURITIES - 79.0% (continued)
Retailing - 4.1%
Express, Inc.
8.750%, 03/01/2018	530,351	$556,211
Gymboree Corp.
9.125%, 12/01/2018	524,000	466,360
J.C. Penney Corp., Inc.
7.950%, 04/01/2017	191,000	155,665
7.650%, 08/15/2016	11,000	9,185
7.625%, 03/01/2097	29,000	18,850
7.400%, 04/01/2037	587,000	399,160
6.375%, 10/15/2036	503,000	337,010
5.750%, 02/15/2018	206,000	148,835
5.650%, 06/01/2020	454,000	323,475
Roofing Supply Group LLC
10.000%, 06/01/2020 (a)	770,000	864,325
Sally Beauty Holdings, Inc.
5.750%, 06/01/2022	13,000	13,195
5.500%, 11/01/2023	136,000	133,960
Sonic Automotive, Inc.
5.000%, 05/15/2023	759,000	713,460
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	740,000	716,875
		4,856,566
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc.
7.375%, 05/01/2018	492,000	511,680

Software & Services - 8.7%
Allen Systems Group, Inc.
10.500%, 11/15/2016 (a) (f) (g)	2,685,000	1,476,750
CompuCom Systems, Inc.
7.000%, 05/01/2021 (a)	412,000	409,940
Datatel, Inc.
9.625%, 12/01/2018 (a) (d) (f) (g)	389,000	402,615
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	1,619,000	1,691,855
iGATE Corp.
9.000%, 05/01/2016	637,000	673,628
Infor US, Inc.
11.500%, 07/15/2018	1,122,000	1,295,910
9.375%, 04/01/2019	6,000	6,750
iPayment Investors LP
10.250%, 05/15/2018	1,272,000	969,900
Solera Holdings, Inc.
6.000%, 06/15/2021 (a)	1,030,000	1,073,775
Travelport LLC
8.886%, 03/01/2016 (a) (b)	45,281	45,507
VeriSign, Inc.
4.625%, 05/01/2023	1,702,000	1,629,665
West Corp.
7.875%, 01/15/2019	429,000	461,711
		10,138,006

	Par†	Value
HIGH YIELD SECURITIES - 79.0% (continued)
Technology Hardware & Equipment - 5.8%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	319,000	$330,962
Avaya, Inc.
9.000%, 04/01/2019 (a)	90,000	93,375
7.000%, 04/01/2019 (a)	394,000	389,075
CDW Holdings LLC
12.535%, 10/12/2017	79,000	82,753
8.500%, 04/01/2019	509,000	558,627
CommScope, Inc.
6.625%, 06/01/2020 (a) (d)	740,000	774,225
Flextronics International Ltd.
5.000%, 02/15/2023 (j)	1,129,000	1,095,130
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (a)	193,000	209,405
Sanmina Corp.
7.000%, 05/15/2019 (a)	2,088,000	2,218,500
Sensata Technologies BV
4.875%, 10/15/2023 (a) (j)	1,123,000	1,066,850
		6,818,902
Telecommunication Services - 5.9%
Cincinnati Bell, Inc.
8.750%, 03/15/2018	97,000	101,608
Equinix, Inc.
4.875%, 04/01/2020	211,000	212,055
GCI, Inc.
8.625%, 11/15/2019	1,852,000	1,972,380
6.750%, 06/01/2021	674,000	653,780
Sprint Communications, Inc.
9.000%, 11/15/2018 (a)	586,000	707,595
Sprint Corp.
7.875%, 09/15/2023 (a)	405,000	432,337
T-Mobile U.S., Inc.
6.464%, 04/28/2019	721,000	758,853
6.250%, 04/01/2021 (a)	503,000	522,491
TW Telecom Holdings, Inc.
6.375%, 09/01/2023	177,000	184,965
Zayo Group LLC
10.125%, 07/01/2020	186,000	215,295
8.125%, 01/01/2020	1,048,000	1,158,040
		6,919,399
Transportation - 0.9%
Sabre, Inc.
8.500%, 05/15/2019 (a)	775,000	854,437
United Continental Holdings, Inc.
8.307%, 04/02/2018	165,961	174,674
		1,029,111
Utilities - 1.5%
Calpine Corp.
5.875%, 01/15/2024 (a)	131,000	130,017
NRG Energy, Inc.
7.625%, 01/15/2018	1,035,000	1,164,375

	Par†	Value
HIGH YIELD SECURITIES - 79.0% (continued)
Utilities - 1.5% (continued)
NRG Energy, Inc. (continued)
6.625%, 03/15/2023	428,000	$437,095
		1,731,487

TOTAL HIGH YIELD SECURITIES (amortized cost $92,144,541)		92,515,739

LEVERAGED LOANS - 17.8%
Automobiles & Components - 0.1%
INA-Holding Schaeffler GmbH & Co. KG, TL 1L C 03/13
4.250%, 01/27/2017 (b) (j)	64,867	65,614

Banks - 0.3%
Ocwen Financial Corp., TL 1L 02/13
5.000%, 02/15/2018 (b)	343,485	347,349

Capital Goods - 0.7%
Air Distribution Technologies, Inc., TL 1L 11/12
4.250%, 11/09/2018 (b)	29,566	29,806
Air Distribution Technologies, Inc., TL 2L 11/12
9.250%, 05/11/2020 (b)	47,598	48,610
American Builders & Contractors Supply Co., Inc., TL 1L B 04/13
3.500%, 04/16/2020 (b)	229,798	231,162
Harbor Freight Tools USA, Inc., TL 1L B 07/13
4.750%, 07/26/2019 (b)	202,528	205,926
Ply Gem Industries, Inc., TL 1L 01/14
4.000%, 01/17/2021 (b)	18,090	18,177
SRS Distribution, Inc., TL 1L B 02/13
4.750%, 09/01/2019 (b)	276,794	278,062
		811,743
Commercial & Professional Services - 0.2%
Ceridian Corp., TL 1L B 11/07
4.408%, 05/09/2017 (b)	198,950	200,243
SymphonyIRI Group, Inc., TL 1L B 09/13
4.750%, 09/30/2020 (b)	54,743	55,393
		255,636
Consumer Durables & Apparel - 0.4%
Britax US Holdings, Inc., TL 1L B 09/13
4.500%, 10/15/2020 (b)	76,778	77,473
Camping World Good Sam, TL 1L 10/13
5.750%, 02/20/2020 (b)	68,340	68,938
OneStopPlus Group, TL 1L 02/13
5.500%, 02/05/2020 (b)	290,695	294,147
Renfro Corp., TL 1L B 01/13
5.750%, 01/30/2019 (b)	38,402	38,562
		479,120
Consumer Services - 0.5%
American Casino & Entertainment Properties LLC, TL 1L 06/13
6.000%, 07/03/2019 (b)	117,132	119,036
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	221,115	231,065

	Par†	Value
LEVERAGED LOANS - 17.8% (continued)
Consumer Services - 0.5% (continued)
Four Seasons Holdings, Inc., TL 1L 12/13
N/A, 06/27/2020 (b) (c) (j)	39,412	$39,683
Golden Nugget, Inc., TL 1L B 11/13
5.500%, 11/21/2019 (b)	99,260	101,245
Pinnacle Entertainment, Inc., TL 1L B2 12/12
3.750%, 08/13/2020 (b)	134,136	135,058
		626,087
Diversified Financials - 0.6%
MCS AMS Sub-Holdings LLC, TL 1L 09/13
7.000%, 10/15/2019 (b)	302,690	296,636
Nuveen Investments, Inc., TL 1L B 11/07
4.159%, 05/13/2017 (b)	185,055	185,024
The Citco Group Ltd., TL 1L B 06/11
4.250%, 06/29/2018 (b) (j)	177,318	178,501
		660,161
Energy - 0.7%
Murray Energy Corp., TL 1L DD 10/13
5.250%, 12/05/2019 (b)	221,337	224,127
Sabine Oil & Gas LLC, TL 2L 12/12
8.750%, 12/31/2018 (b)	304,028	308,969
Sheridan Productions LLC, TL 1L B2 10/12
4.250%, 10/01/2019 (b)	110,522	111,304
Sheridan Productions LLC, TL 1L B2 I-A 10/12
4.250%, 10/01/2019 (b)	14,645	14,749
Sheridan Productions LLC, TL 1L B2 I-M 10/12
4.250%, 10/01/2019 (b)	8,945	9,008
Willbros United States Holding, Inc., TL 1L B 08/13
11.000%, 08/05/2019 (b)	107,329	108,537
		776,694
Food & Staples Retailing - 0.4%
BJ’s Wholesale Club, Inc., TL 1L 11/13
4.500%, 09/26/2019 (b)	89,700	90,678
SUPERVALU, Inc., TL 1L 03/13
5.000%, 03/21/2019 (b)	407,286	410,494
		501,172
Food, Beverage & Tobacco - 0.9%
Arysta Lifescience SPC LLC, TL 1L 05/13
4.500%, 05/29/2020 (b) (j)	137,320	138,464
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b) (j)	154,716	157,908
Atrium Innovations, Inc., TL 1L 01/14
N/A, 01/29/2021 (b) (c)	72,140	72,862
CSM Bakery Products, TL 1L B 07/13
4.750%, 07/03/2020 (b)	101,630	102,519
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b)	119,087	121,097
CTI Foods Holding Co. LLC, TL 1L B 06/13
4.500%, 06/28/2020 (b)	94,787	95,143
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b)	186,800	191,470

	Par†	Value
LEVERAGED LOANS - 17.8% (continued)
Food, Beverage & Tobacco - 0.9% (continued)
North American Breweries Holdings LLC, TL 1L B 12/12
7.500%, 12/11/2018 (b)	239,116	$227,160
		1,106,623
Health Care Equipment & Services - 1.5%
CHG Healthcare Services, Inc., TL 1L 11/13
4.250%, 11/19/2019 (b)	239,798	242,146
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	118,687	120,764
Community Health Systems, Inc., TL 1L D 01/14
4.250%, 01/27/2021 (b)	189,860	192,139
Gentiva Health Services, Inc., TL 1L B 10/13
6.500%, 10/18/2019 (b)	128,480	129,122
Greenway Medical Technologies, TL 1L 10/13
6.000%, 11/04/2020 (b)	367,450	369,517
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	288,230	293,274
Kinetic Concepts, Inc., TL 1L E1 01/14
4.000%, 05/04/2018 (b)	71,949	72,669
MedAssets, Inc., TL 1L B 12/12
4.000%, 12/13/2019 (b)	39,015	39,240
Sheridan Holdings, Inc., TL 1L 06/12
4.500%, 06/29/2018 (b)	189,158	190,991
Sheridan Holdings, Inc., TL 1L DD Incremental 12/13
N/A, 06/29/2018 (b) (c)	56,813	56,955
Sheridan Holdings, Inc., TL 2L 12/13
8.250%, 12/20/2021 (b)	81,980	84,235
		1,791,052
Insurance - 1.1%
CNO Financial Group, Inc., TL 1L B2 09/12
3.750%, 09/28/2018 (b)	19,629	19,717
Hub International Ltd., TL 1L B 09/13
4.750%, 10/02/2020 (b)	322,342	326,607
Sedgwick Claims Management Service, Inc., TL 1L B 06/13
4.250%, 06/12/2018 (b)	141,927	143,258
Sedgwick Claims Management Service, Inc., TL 2L 05/13
8.000%, 12/12/2018 (b)	327,568	333,710
StoneRiver Holdings, Inc., TL 1L 05/13
4.500%, 11/30/2019 (b)	64,869	64,923
StoneRiver Holdings, Inc., TL 2L 05/13
8.500%, 05/30/2020 (b)	129,407	131,186
USI Holdings Corp., TL 1L B 12/13
N/A, 12/27/2019 (b) (c)	190,505	192,362
		1,211,763
Materials - 2.0%
American Rock Salt Co. LLC, TL 1L B 04/11
4.750%, 04/25/2017 (b)	29,603	29,940
Ardagh Group SA, TL 1L 12/13
4.25%, 12/17/2019 (b) (j)	87,560	88,080
Ardagh Group SA, TL 1L Incremental 01/14
N/A, 12/17/2019 (b) (c) (j)	53,470	53,737
Berry Plastics Group, Inc., TL 1L E 12/13
3.750%, 01/06/2021 (b)	76,560	76,628

	Par†		Value
LEVERAGED LOANS - 17.8% (continued)
Materials - 2.0% (continued)
Caraustar Industries, Inc., TL 1L B 05/13
7.500%, 05/01/2019 (b)	29,044		$29,843
Cemex Espana Finance LLC, TL 1L A4 09/12
4.660%, 02/14/2017 (b) (j)	423,998		420,288
Cemex Espana Finance LLC, TL 1L B1 EUR 09/12
4.707%, 02/14/2017 (b) (j)	EUR	199,798	267,954
Continental Building Products LLC, TL 1L B 08/13
4.750%, 08/28/2020 (b)	286,602		287,497
Continental Building Products LLC, TL 2L 08/13
8.750%, 02/26/2021 (b)	121,440		122,250
DuPont Performance Coatings, TL 1L B2 02/13
4.750%, 02/01/2020 (b) (j)	115,626		116,797
Ineos U.S. Finance LLC, TL 1L B 04/12
4.000%, 05/04/2018 (b)	123,678		124,407
Monarch, TL 1L B1 04/13
4.500%, 10/04/2019 (b) (j)	41,249		41,610
Monarch, TL 1L B2 04/13
4.500%, 10/04/2019 (b) (j)	21,402		21,590
Monarch, TL 2L 04/13
8.250%, 04/03/2020 (b) (j)	47,409		49,187
NuSil Technology LLC, TL 1L B-NEW 04/11
5.250%, 04/07/2017 (b)	223,276		221,670
OXEA Sarl, TL 1L B2 07/13
4.250%, 01/15/2020 (b) (j)	58,045		58,517
PQ Corp., TL 1L B 11/12
4.500%, 08/07/2017 (b)	55,384		55,953
Summit Materials Holdings LP, TL 1L B 01/12
5.000%, 01/30/2019 (b)	15,278		15,431
Wastequip, Inc., TL 1L 08/13
5.500%, 08/09/2019 (b)	244,223		246,665
			2,328,044
Media - 1.7%
Catalina Marketing Corp., TL 1L 09/13
5.250%, 10/12/2020 (b)	287,140		291,232
CC Media Holdings, Inc., TL 1L B-NEW 05/08
3.887%, 01/29/2016 (b)	296,430		289,474
Emerald Expositions Holding, Inc., TL 1L 06/13
5.500%, 06/17/2020 (b)	195,819		197,778
Hubbard Broadcasting, Inc., TL 1L B 04/11
4.500%, 04/29/2019 (b)	87,842		88,355
Internet Brands, Inc., TL 1L B 03/13
6.250%, 03/18/2019 (b)	332,096		334,587
Learfield Communications, Inc., TL 1L 10/13
5.000%, 10/09/2020 (b)	149,620		151,303
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	37,770		38,715
NEP Broadcasting LLC, TL 1L B 01/13
4.750%, 01/22/2020 (b)	45,186		45,457
NEP Broadcasting LLC, TL 2L 01/13
9.500%, 07/22/2020 (b)	17,782		18,265
NewWave Communications, TL 1L 04/13
5.000%, 04/30/2020 (b)	59,219		59,404

	Par†	Value
LEVERAGED LOANS - 17.8% (continued)
Media - 1.7% (continued)
NewWave Communications, TL 2L 04/13
9.000%, 10/30/2020 (b)	72,817	$73,910
Penton Business Media, Inc., TL 1L 10/13
5.500%, 10/03/2019 (b)	281,495	284,309
SGS International, Inc., TL 1L 11/13
4.260%, 10/17/2019 (b)	105,034	106,084
		1,978,873
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Heartland Dental Care, Inc., TL 1L 12/13
5.500%, 12/21/2018 (b)	86,387	87,305

Real Estate - 0.4%
Altisource Solutions Sarl, TL 1L B 11/13
4.500%, 12/09/2020 (b) (j)	288,188	291,070
Realogy Group LLC, TL 1L B 04/07
4.500%, 03/05/2020 (b)	201,047	202,782
		493,852
Retailing - 1.4%
Guitar Center, Inc., TL 1L B-EXT 10/07
6.250%, 04/09/2017 (b) (f) (g)	421,390	415,597
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	259,860	236,400
Hudson’s Bay Co., TL 1L B 10/13
4.750%, 11/04/2020 (b) (j)	277,970	282,455
Hudson’s Bay Co., TL 2L 10/13
8.250%, 11/04/2021 (b) (j)	38,010	39,404
J.C. Penney Corp., Inc., TL 1L 05/13
6.000%, 05/22/2018 (b)	447,888	435,385
The Container Store, Inc., TL 1L B 04/12
4.250%, 04/06/2019 (b)	57,681	57,988
The Neiman Marcus Group LLC, TL 1L 10/13
5.000%, 10/25/2020 (b)	151,740	153,680
		1,620,909
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc., TL 1L B5 09/13
5.000%, 01/15/2021 (b)	147,790	149,914

Software & Services - 2.4%
Applied Systems, Inc., TL 1L 01/14
4.250%, 01/25/2021 (b)	44,620	45,122
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/14/2022 (b)	44,270	45,432
BMC Software, Inc., TL 1L 09/13
5.000%, 09/10/2020 (b)	228,940	229,120
CCC Information Services Group, Inc., TL 1L B 12/12
4.000%, 12/20/2019 (b)	264,771	266,179
CompuCom Systems, Inc., TL 1L B 05/13
4.250%, 05/09/2020 (b)	78,138	78,203
EZE Castle Software, Inc., TL 1L B 04/13
4.500%, 04/06/2020 (b)	123,126	124,127
EZE Castle Software, Inc., TL 2L 04/13
8.500%, 04/05/2021 (b)	112,445	114,483

	Par†	Value
LEVERAGED LOANS - 17.8% (continued)
Software & Services - 2.4% (continued)
Infor Global Solutions European Finance Sarl, TL UNSEC PIK 03/07
12.875%, 05/05/2017 (d)	244,560	$256,177
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	82,900	81,311
Misys Ltd., TL 1L 06/12
5.000%, 12/12/2018 (b)	563,086	570,124
Omnitracs, Inc., TL 1L 10/13
4.750%, 11/25/2020 (b)	93,680	94,929
P2 Energy Solutions, Inc., TL 1L 10/13
5.000%, 10/30/2020 (b)	150,450	151,954
P2 Energy Solutions, Inc., TL 2L 10/13
9.000%, 04/30/2021 (b)	154,860	158,248
RedPrairie Corp., TL 1L 12/13
6.000%, 12/21/2018 (b)	178,341	180,571
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	135,313	139,091
Travelport LLC, TL 1L 06/13
6.250%, 06/26/2019 (b)	133,613	137,120
Travelport LLC, TL 2L 1 03/13
9.500%, 01/31/2016 (b)	167,093	173,219
		2,845,410
Technology Hardware & Equipment - 1.2%
Avaya, Inc., TL 1L B5 10/07
8.000%, 03/31/2018 (b)	138,162	139,664
Dell, Inc., TL 1L B 10/13
4.500%, 04/29/2020 (b)	291,080	290,238
IPC Systems, Inc., TL 1L B-EXT 05/07
7.750%, 07/31/2017 (b)	6,935	6,952
IPC Systems, Inc., TL 1L C 05/07
7.750%, 07/31/2017 (b)	186,014	187,874
Mitel US Holdings, Inc., TL 1L B 01/14
N/A, 01/31/2020 (b) (c) (j)	196,996	198,720
VAT Vakuumventile AG, TL 1L 01/14
N/A, 01/28/2021 (b) (c) (g) (j)	72,680	73,157
Websense, Inc., TL 1L 06/13
4.500%, 06/25/2020 (b)	198,060	199,050
Websense, Inc., TL 2L 06/13
8.250%, 12/24/2020 (b)	289,815	290,540
		1,386,195
Telecommunication Services - 0.8%
Cincinnati Bell, Inc., TL 1L B 09/13
4.000%, 09/10/2020 (b)	172,907	174,167
Integra Telecom Holdings, Inc., TL 1L 06/13
5.250%, 02/22/2019 (b)	206,216	209,352
Lightower Fiber LLC, TL 1L 04/13
4.000%, 04/13/2020 (b)	131,224	131,879
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	18,028	18,457
The Telx Group, Inc., TL 1L B 09/11
5.250%, 09/25/2017 (b)	407,119	410,809
		944,664

	Par†	Value
LEVERAGED LOANS - 17.8% (continued)
Utilities - 0.3%
Cedar Bay Generating Co. LP, TL 1L B 04/13
6.250%, 04/23/2020 (b)	50,452	$50,862
Dynegy, Inc., TL 1L B2 04/13
4.000%, 04/23/2020 (b)	204,568	206,071
GIM Channelview Cogeneration LLC, TL 1L 04/13
4.250%, 05/08/2020 (b)	62,728	63,277
		320,210

TOTAL LEVERAGED LOANS (amortized cost $20,505,114)		20,788,390

ASSET BACKED SECURITY - 0.7%
Banks - 0.7%
Standard Charter Bank Start VII Note
15.242%, 06/09/2015 (a) (b) (g) (j)	790,000	826,656

TOTAL ASSET BACKED SECURITY (amortized cost $809,651)		826,656

	Shares
PREFERRED STOCKS - 0.5%
Banks - 0.5%
Ally Financial, Inc., Series 2
8.125%	423	11,582
Federal Home Loan Mortgage Corp., Series Z
8.375% (h) (i)	2,500	25,050
Federal National Mortgage Association, Series S
8.250% (h) (i)	53,019	506,331
		542,963

TOTAL PREFERRED STOCKS (cost $298,673)		542,963

TOTAL INVESTMENTS (amortized cost $113,757,979) †† - 98.0%		114,673,748
OTHER ASSETS EXCEEDING LIABILITIES, NET - 2.0%		2,392,568
NET ASSETS - 100.0%		$117,066,316

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2014, the tax basis cost of the Fund’s investments was $113,069,927 and the unrealized appreciation and depreciation were $3,903,638 and $(2,299,817) respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of January 31, 2014 was $40,202,968 which represents 34.3% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2014.
(c)	Unsettled bank loan. Interest not available as of January 31, 2014.
(d)	Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.
(e)	Zero coupon security.
(f)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2014 was $4,772,550 and represented 4.2% of net assets.

(g)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2014 was $6,287,372 and represented 5.4% of net assets.
(h)	Security in default.
(i)	Non-income producing security.
(j)	Non-U.S. security.

EUR                      Euro

GBP                       Great British Pound

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Par	date(s)	Cost	Value	Assets
Allen Systems Group, Inc., 10.500%, 11/15/2016	2,685,000	10/23/2012	$2,406,578	$1,476,750	1 .3%
Brake Bros Ltd., 7.125%, 12/15/2018	254,000	11/20/2013	409,090	417,550	0 .4%
Datatel, Inc., 9.625%, 12/01/2018	389,000	11/14/2013	385,246	402,615	0 .3%
Guitar Center, Inc., TL 1L B-EXT 10/07, 6.250%, 04/09/2017	421,390	01/08/2013 - 04/10/2013	419,166	415,597	0 .4%
New Enterprise Stone & Lime Co., Inc., 13.000%, 03/15/2018	1,714,915	10/23/2012	1,734,849	1,963,578	1 .7%
Wise Metals Group LLC, 8.750%, 12/15/2018	91,000	11/26/2013	91,000	96,460	0 .1%

Country Weightings
(% of Net Assets)

United States	84.1%
Luxembourg	4.2%
United Kingdom	3.1%
Canada	1.8%
Singapore	1.6%
Sweden	1.1%
Mexico	0.6%
Spain	0.6%
Netherlands	0.3%
Japan	0.3%
Germany	0.2%
Switzerland	0.1%
98.0%
Other Assets Exceeding Liabilities, Net	2.0%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of January 31, 2014 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
7/23/2014	EUR	2,000,000	USD	2,697,963	$18,637
7/23/2014	GBP	2,000,000	USD	3,283,390	3,210
					$21,847

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at January 31, 2014 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Date	Deliver	Receive	(Depreciation)
JPMorgan Chase & Co.	7/23/2014	$(6,003,200)	$5,981,353	$21,847

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$92,515,739	$—	$92,515,739
Leveraged Loans	—	20,788,390	—	20,788,390
Asset Backed Security	—	—	826,656	826,656
Preferred Stocks	11,582	531,381	—	542,963
Total Investments in Securities	$11,582	$113,835,510	$826,656	$114,673,748

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments
Assets - Foreign Currency Contracts	$—	$21,847	$—	$21,847
Total Financial Derivative Instruments	$—	$21,847	$—	$21,847

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed Security
Beginning Balance at November 1, 2013	$824,286
Accrued Discounts/(Premiums)	(2,871)
Net Change in Appreciation/(Depreciation)	5,241
Ending Balance as of January 31, 2014	$826,656

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2014	$5,241

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs:

Financial Asset	Fair Value as of January 31, 2014	Valuation Technique	Unobservable Inputs
Asset-Backed Security	$826,656	Broker Quotes	Offered Quote – 104.68
		Relative Value Analysis	Discount Margin – 11.25%

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Series Trust

By (Signature and Title)		/s/ SuzanneDonohoe
Suzanne Donohoe, President

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 24, 2014

By (Signature and Title)		/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	March 24, 2014